Summary of Significant Accounting Policies (Segment Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	May. 04, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May. 05, 2013	Feb. 01, 2015		Feb. 02, 2014		Feb. 03, 2013
Segment Information [Abstract]
Net Sales	$ 19,162	$ 20,516	$ 23,811	$ 19,687	$ 17,696	$ 19,470	$ 22,522	$ 19,124	$ 83,176	[1]	$ 78,812	[1]	$ 74,754	[1]
% of Net Sales									100.00%		100.00%		100.00%
Kitchen [Member]
Segment Information [Abstract]
Net Sales									$ 8,403		$ 7,978		$ 7,022
% of Net Sales									10.10%		10.10%		9.40%
Indoor Garden [Member]
Segment Information [Abstract]
Net Sales									$ 7,550		$ 7,176		$ 6,907
% of Net Sales									9.10%		9.10%		9.20%
Paint [Member]
Segment Information [Abstract]
Net Sales									$ 7,300		$ 7,026		$ 6,764
% of Net Sales									8.80%		8.90%		9.00%
Outdoor Garden [Member]
Segment Information [Abstract]
Net Sales									$ 6,394		$ 6,154		$ 5,958
% of Net Sales									7.70%		7.80%		8.00%
Building Materials [Member]
Segment Information [Abstract]
Net Sales									$ 6,055		$ 5,729		$ 5,594
% of Net Sales									7.30%		7.30%		7.50%
Lumber [Member]
Segment Information [Abstract]
Net Sales									$ 6,050		$ 5,814		$ 5,454
% of Net Sales									7.30%		7.40%		7.30%
Flooring [Member]
Segment Information [Abstract]
Net Sales									$ 5,986		$ 5,734		$ 5,469
% of Net Sales									7.20%		7.30%		7.30%
Plumbing [Member]
Segment Information [Abstract]
Net Sales									$ 5,740		$ 5,437		$ 5,126
% of Net Sales									6.90%		6.90%		6.90%
Electrical [Member]
Segment Information [Abstract]
Net Sales									$ 5,648		$ 5,360		$ 5,036
% of Net Sales									6.80%		6.80%		6.70%
Tools [Member]
Segment Information [Abstract]
Net Sales									$ 5,384		$ 4,876		$ 4,533
% of Net Sales									6.50%		6.20%		6.10%
Hardware [Member]
Segment Information [Abstract]
Net Sales									$ 4,974		$ 4,718		$ 4,580
% of Net Sales									6.00%		6.00%		6.10%
Millwork [Member]
Segment Information [Abstract]
Net Sales									$ 4,694		$ 4,386		$ 4,281
% of Net Sales									5.60%		5.60%		5.70%
Bath [Member]
Segment Information [Abstract]
Net Sales									$ 3,923		$ 3,706		$ 3,552
% of Net Sales									4.70%		4.70%		4.80%
Decor [Member]
Segment Information [Abstract]
Net Sales									$ 2,576		$ 2,346		$ 2,225
% of Net Sales									3.10%		3.00%		3.00%
Lighting [Member]
Segment Information [Abstract]
Net Sales									$ 2,499		$ 2,372		$ 2,253
% of Net Sales									3.00%		3.00%		3.00%
Outside United States [Member]
Segment Information [Abstract]
Net Sales									$ 8,500		$ 8,500		$ 8,400
Long-Lived Assets	$ 2,500				$ 2,900				$ 2,500		$ 2,900

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.